Summary of Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Data [Abstract]
Summary of Quarterly Results of Operations

	2018
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$3,965,006	$4,773,796	$4,731,470	$4,064,221	$17,534,493
Gross profit	1,686,847	2,038,628	2,010,404	1,682,683	7,418,562
Net income	250,127	403,604	354,027	100,988	1,108,746
Net income per share - basic	2.68	4.34	3.80	1.09	11.92
Net income per share - diluted	2.62	4.25	3.72	1.07	11.67

	2017
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$2,761,387	$3,735,817	$4,507,020	$3,979,564	$14,983,788
Gross profit	1,343,053	1,734,617	1,901,827	1,739,303	6,718,800
Net income	239,152	319,111	316,606	853,079	1,727,948
Net income per share - basic	2.58	3.44	3.40	9.14	18.60
Net income per share - diluted	2.53	3.36	3.33	8.92	18.20